SEGMENTED INFORMATION	3 Months Ended
Dec. 31, 2025
SEGMENTED INFORMATION
SEGMENTED INFORMATION	22.SEGMENTED INFORMATION The Company operates in one reportable operating segment being investment in cryptocurrencies and blockchain technology.